Fair Value Measurement (Details) - EBP 044 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	$ 1,545,497,923	$ 1,341,372,041
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	1,462,971,392	1,258,488,786
Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	689,185,107	603,607,553
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	773,786,285	654,881,233
Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Darden common stock | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	377,810,136	310,534,823
Darden common stock | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	377,810,136	310,534,823
Darden common stock | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Darden common stock | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Short-term investments | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	5,179,370	5,021,930
Short-term investments | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	5,179,370	5,021,930
Short-term investments | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Short-term investments | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	306,164,022	288,050,800
Mutual funds | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	306,164,022	288,050,800
Mutual funds | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Mutual funds | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Pooled Separate Account | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	31,579
Pooled Separate Account | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	31,579
Pooled Separate Account | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0
Pooled Separate Account | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0
Common collective trust | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	773,786,285	654,881,233
Common collective trust | Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Common collective trust | Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	773,786,285	654,881,233
Common collective trust | Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	0	0
Common collective trust | Investments recorded at Net Asset Value:
EBP, Investment, Fair Value and NAV [Line Items]
Total financial assets	$ 82,526,531	$ 82,883,255